Summary of Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Subsidiaries

Details of subsidiaries as of June 30, 2025 and 2024 and 2023 were as follows:

Subsidiaries	% of legal ownership 2025	% of legal ownership 2024	% of legal ownership 2023	Country of Incorporation	Principal business activities
Australian Oilseeds Investments Pty Ltd.	100%	100%	100%	Australia	Investment
Cootamundra Oilseeds Pty Ltd.	82.7%	82.7%	82.7%	Australia	Oilseeds crushing business
Cowcumbla Investments Pty Ltd.	82.7%	82.7%	82.7%	Australia	Investment
Good Earth Oils Pty Ltd.	100%	100%	50%	Australia	Marketing and Distribution
EDOC Acquisition Limited	100%	100%	0%	Cayman Islands	SPAC

Schedule of Total Sales From Each Customer

	Total Sales for		Outstanding Balance of Trade
	the Year Ended	% of	Receivables as at
	30 June 2025	Total sales	30 June 2025
Customer	AUD$	30 June 2025	AUD$
Daabon Organic Australia Pty Ltd.	3,864,436	9.26%	1,167,302
Costco Wholesale Australia	10,344,078	24.80%	-
Energreen Nutrition Australia Pty Ltd.	6,414,690	15.38%	30,041
Woolworths	3,486,656	8.36%	327,550
Victorian Chemical Company	1,898,806	4.55%	1,130,900
Top 5 customer total	26,008,666	62.35%	2,655,793

Customer	Total Sales for the Year Ended 30 June 2024 AUD$	% of Total Sales 30 June 2024	Outstanding Balance of Trade Receivables as at 30 June 2024 AUD$
Daabon Organic Australia Pty Ltd.	6,026,698	17.86%	1,703,927
Costco Wholesale Australia	5,857,260	17.36%	1,229,271
Energreen Nutrition Australia Pty Ltd.	4,838,204	14.34%	-
Hygain NSW (Proprietary) Ltd.	3,306,466	9.80%	250,845
100% Bottling Company Pty Ltd.	1,911,641	5.66%	-
Top 5 customer total	21,940,269	65.02%	3,184,043

Customer	Total Sales for the Year Ended 30 June 2023 AUD$	% of Total Sales 30 June 2023	Outstanding Balance of Trade Receivables as at 30 June 2023 AUD$
100% Bottling Company Pty Ltd.	5,484,307	18.87%	1,446,763
Hygain NSW (Proprietary) Ltd.	4,504,121	15.50%	453,344
Good Earth Oils Pty Ltd.	3,380,714	11.63%	1,226,945
Pryde’s EasiFeed Pty Ltd.	2,179,696	7.50%	155,412
Energreen Nutrition Australia Pty Ltd.	1,693,451	5.82%	-
Top 5 customer total	17,242,289	59.32%	3,282,464

Schedule of Depreciation rates

The depreciation rates used for each class of depreciable assets are shown below:

Depreciation
Fixed asset class	rate
Buildings	3%
Plant and Equipment	3% to 33%
Motor Vehicles	17% to 25%
Office Equipment	3% to 50%